RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH GUANGZHOU RAILWAY GROUP AND ITS SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of material balances of related party transactions [Line Items]
Trade receivables	¥ 3,664,894		¥ 2,955,797
Provision for impairment of trade receivables	(23,751)		(60,704)	¥ (61,135)	¥ (61,212)
Prepayments and other receivables	171,059		242,601
Less: Provision for impairment	(6,503)		(10,590)	¥ (10,590)	¥ (10,590)
Trade and bill payables	3,112,710	$ 488,452	2,073,922
Contract liabilities	112,442	$ 17,645	215,305
Accruals and other payables	587,667		448,318
Guangzhou Railway Group and its subsidiaries [member]
Disclosure of material balances of related party transactions [Line Items]
Trade receivables	2,881,069		1,853,846
Provision for impairment of trade receivables	(16,028)		(24,099)
Trade Receivables From Related Parties Net	2,865,041		1,829,747
Prepayments and other receivables	83,808		59,580
Less: Provision for impairment	(62)		(51)
Prepayments And Other Receivables Due From Other Related Parties Net	83,746		59,529
Prepayments for fixed assets and construction-in-progress	7,270		0
Trade and bill payables	1,882,872		1,243,372
Payables for fixed assets and construction-in-progress	1,038,742		876,031
Contract liabilities	4,346		436
Accruals and other payables	495,930		443,754
Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [Line Items]
Trade receivables	600,042		208,024
Prepayments and other receivables	1,944		431
Trade and bill payables	71,414		67,889
Payables for fixed assets and construction-in-progress	334,313		111,799
Accruals and other payables	8,600		4,379
Subsidiaries of Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [Line Items]
Trade receivables	2,281,027		1,645,822
Prepayments and other receivables	81,790		59,070
Prepayments for fixed assets and construction-in-progress	7,270		0
Trade and bill payables	1,730,317		1,145,025
Payables for fixed assets and construction-in-progress	326,023		342,123
Contract liabilities	3,940		297
Accruals and other payables	468,064		426,821
Associates [member]
Disclosure of material balances of related party transactions [Line Items]
Trade receivables	0		0
Prepayments and other receivables	74		79
Prepayments for fixed assets and construction-in-progress	0		0
Trade and bill payables	81,141		30,458
Payables for fixed assets and construction-in-progress	378,406		422,109
Contract liabilities	406		139
Accruals and other payables	¥ 19,266		¥ 12,554

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.